Accounting Changes and Reclassifications - Summary of Original Measurement Categories under IAS 39 and New Measurement Categories under IFRS 9 (Parenthetical) (Detail) $ in Thousands	Jan. 01, 2018 MXN ($)
IFRS9 [member]
Disclosure of significant accounting policies [line items]
Short and long-term accounts receivable	$ 24,957